Consolidated income statement - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Revenue	£ 7,065	£ 7,961
Provision for bad and doubtful debts	(58)	(81)
Other operating costs	(5,481)	(6,571)
Operating profit	1,526	1,309
Finance income	208	234
Finance costs	(947)	(916)
Share of post-tax results of joint ventures and associates	39	57
Profit before tax	826	684
Tax	(208)	(112)
Profit after tax from continuing operations	618	572
Profit after tax from discontinued operations	0	76
Total profit for the period (continuing and discontinued)	618	648
Attributable to:
Equity shareholders of the parent	617	647
Non-controlling interests	£ 1	£ 1
Earnings per share (pence)
Basic earnings per share (continuing) (in GBP per share)	£ 0.126	£ 0.126
Diluted earnings per share (continuing) (in GBP per share)	0.125	0.126
Basic earnings per share (continuing and discontinued) (in GBP per share)	0.126	0.143
Diluted earnings per share (continuing and discontinued) (in GBP per share)	£ 0.125	£ 0.142